SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
Schedule of short-term investments	Short-term investments consisted of the following as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Time deposits	285,872	—	—